Financial Instruments Risks - Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
10 largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 97,819,282	$ 147,859,331
Percent of over total portfolio	7.45%	10.72%
50 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 141,088,812	$ 153,801,795
Percent of over total portfolio	10.74%	11.15%
100 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 53,449,577	$ 66,893,598
Percent of over total portfolio	4.07%	4.85%
Rest of customers [member]
Concentration of deposits [line items]
Debt balance	$ 1,021,462,557	$ 1,011,235,286
Percent of over total portfolio	77.74%	73.28%
Total [member]
Concentration of deposits [line items]
Debt balance	$ 1,313,820,228	$ 1,379,790,010
Percent of over total portfolio	100.00%	100.00%